Share-Based Payments - Summary of Information on Warrants Activity (Detail) - Warrants [member]	12 Months Ended
	Dec. 31, 2024 € / shares	Dec. 31, 2023 € / shares	Dec. 31, 2022 € / shares
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options and awards [Line Items]
Option exercisable, beginning balance	338,875	896,225
Option exercisable, granted	0	0
Option exercisable, exercised	0	0
Option exercisable, forfeited or expired	0	557,350
Option exercisable, ending balance	338,875	338,875	896,225
Weighted- average exercise price per share, beginning balance	€ 26.69	€ 27.18
Weighted- average exercise price per share, granted	0	0
Weighted- average exercise price per share, exercised	0	0
Weighted- average exercise price per share, forfeited or expired	0	27.48
Weighted- average exercise price per share, ending balance	€ 26.69	€ 26.69	€ 27.18
Option outstanding, beginning balance	338,875	896,225
Option outstanding, granted	0	0
Option outstanding, exercised/vested	0	0
Option outstanding, forfeited, cancelled or expired	0	557,350
Option outstanding, ending balance	338,875	338,875	896,225
Weighted average exercise price per share, beginning balance	€ 26.69	€ 27.18
Weighted average exercise price per share, granted	0	0
Weighted average exercise price per share, exercised/vested	0	0
Weighted average exercise price per share, cancelled, forfeited or expired	0	27.48
Weighted average exercise price per share, ending balance	€ 26.69	€ 26.69	€ 27.18
Remaining Average Useful Life	1 year 4 months 24 days	2 years 4 months 24 days	3 years 3 months 18 days